STOCK OPTION PLANS (Details 1) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding ending	9,019,872
Stock Option 2010 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding beginning	4,983,424	0
Number of Options, Issued	0	4,216,057
Number of Options, Outstanding ending	4,983,424	4,216,057
Number of Options, exercisable	4,294,421	3,467,522
Weighted Average Exercise Price, Outstanding beginning	$ 0.00	$ 0
Weighted Average Exercise Price, Issued	$ 0	$ 0.00
Weighted Average Exercise Price, Outstanding ending	$ 0.00	$ 0.00
Weighted Average Exercise Price, exercisable	$ 0.00	$ 0.00
Stock Option 2008 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding beginning	117,660	117,660
Number of Options, Issued	0	0
Number of Options, Outstanding ending	117,660	117,660
Number of Options, exercisable	117,660	117,660
Weighted Average Exercise Price, Outstanding beginning	$ 0.00	$ 0.00
Weighted Average Exercise Price, Issued	$ 0	$ 0
Weighted Average Exercise Price, Outstanding ending	$ 0.00	$ 0.00
Weighted Average Exercise Price, exercisable	$ 0.00	$ 0.00